PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Funded Status Percentage of Company's Pension Plans (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Funded status percentage of the company's pension plans
Fair value of plan assets	$ 3,434	$ 2,973
PBO	$ 4,313
Funded status percentage	80.00%
Qualified Pension Plan | U.S. and Puerto Rico plans
Funded status percentage of the company's pension plans
Fair value of plan assets	$ 2,362
PBO	$ 2,366
Funded status percentage	100.00%
Qualified Pension Plan | International plans
Funded status percentage of the company's pension plans
Fair value of plan assets	$ 1,072
PBO	$ 1,155
Funded status percentage	93.00%
Non Qualified Pension Plan | U.S. and Puerto Rico plans
Funded status percentage of the company's pension plans
PBO	$ 269
Non Qualified Pension Plan | International plans
Funded status percentage of the company's pension plans
PBO	$ 523